COMMITMENTS AND CONTINGENCIES (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16 – COMMITMENTS AND CONTINGENCIES
Litigation
The Company is from time to time involved in litigation incidental to the conduct of its business. In accordance with applicable accounting guidance, the Company records a provision for a liability when it is both probable that a liability has been incurred and the amount can be reasonably estimated. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.
Employee Retention Payroll Tax Credits
In March 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) to provide economic and other relief as a result of the COVID-19 pandemic. The CARES Act includes, among other items, provisions relating to refundable employee retention payroll tax credits. Due to the complex nature of the employee retention credit computations, any benefits we may receive are uncertain and may significantly differ from our current estimates. We plan to record any benefit related to these credits upon both the receipt of the benefit and the resolution of the uncertainties, including, but not limited to, the completion of any potential audit or examination, or the expiration of the related statute of limitations. During the three months ended March 31, 2023, we received $2.0 million related to these credits, recognized $0.6 million as an offset related to operating expenses thorough accounts payable, and we have deferred recognition of remaining $1.4 million, which is recorded in current liabilities on the accompanying condensed consolidated balance sheets.

NOTE 16 – COMMITMENTS AND CONTINGENCIES
Employment Agreements
The Company has entered into employment agreements with Jeffrey Harris, CEO of SpringBig, and Paul Sykes, CFO of SpringBig, which became effective as of the consummation of the business combination.
Litigation
The Company evaluates the possible resolution of any legal and other contingencies when losses are possible in accordance with ASC 450, Contingencies (“ASC 450”). Significant judgment is required in both the determination of the probability of an outcome as well as the determination of an estimate of the amount of any potential loss.
During the year ended December 31, 2023, the Company settled a dispute concerning the granting in 2017 of a non-exclusive, perpetual license to install and use certain of the Company’s software and derivative works, subject to certain limitations. As a result of the settlement, the Company recorded a liability of approximately $0.8 million. As of December 31, 2023, the Company has settled a portion of this liability through cash payments of $0.2 million and an equity issuance of $0.3 million. The remaining $0.3 million will be paid in equal installments of $40,000 on the last day of each month until the balance is settled in full by July 2024.
The Company is from time to time involved in litigation incidental to the conduct of its business. In accordance with applicable accounting guidance, the Company records a provision for a liability when it is both probable that a liability has been incurred and the amount can be reasonably estimated. Management, after consulting legal counsel, believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.